UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, Nevada  89521

 (Address of principal executive offices) (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  (203) 622-6000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Tactical Conservative Allocation Fund

 Class A: TFALX

Class I: TFAZX

Tactical Moderate Allocation Fund

 Class A: TFAMX

 Class I:   TFAUX

Tactical Growth Allocation Fund

 Class A: TFAEX

 Class I:   TFAFX

COLLABORATIVE INVESTMENT SERIES TRUST

Semi-Annual Report

June 30, 2021

(Unaudited)

1-800-869-1679

www.tfafunds.com

TACTICAL CONSERVATIVE ALLOCATION FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Financial Services
2.03%
Healthcare
0.52%
Industrials
0.79%
Money Market Fund
5.04%
Real Estate Investment Trust
0.32%
Technology
2.54%
Communication Services
1.01%
Consumer Cyclical
1.36%
Consumer Defensive
0.71%
Exchange Traded Funds
85.68%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL MODERATE ALLOCATION FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Financial Services
5.22%
Healthcare
0.95%
Industrials
1.43%
Money Market Fund
5.30%
Real Estate Investment Trust
0.65%
Technology
4.08%
Basic Materials
0.06%
Communication Services
2.18%
Consumer Cyclical
2.92%
Consumer Defensive
1.06%
Exchange Traded Funds
76.15%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL GROWTH ALLOCATION FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Healthcare
1.01%
Industrials
2.06%
Money Market Fund
10.23%
Financial Services
5.27%
Real Estate Investment Trusts
1.27%
Technology
6.82%
Communication Services
2.84%
Consumer Cyclical
3.71%
Consumer Defensive
0.99%
Energy
0.04%
Exchange Traded Funds
65.76%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 9.44%

Ball & Roller Bearings - 0.22%
673	Timken Co.	$ 54,237

Beverages - 0.13%
213	PepsiCo, Inc.	31,560

Biological Products (No Diagnostic Substances) - 0.06%
34	Bio Techne Corp.	15,309

Construction, Mining & Materials Handling Machinery & Equipment - 0.10%
166	Dover Corp.	25,000

Electromedical & Electrotherapeutic Apparatus - 0.07%
72	Masimo Corp. *	17,456

Electronic Computers - 0.71%
1,274	Apple, Inc.	174,487

Guided Missiles & Space Vehicles & Parts - 0.43%
280	Lockheed Martin Corp.	105,938

Hospital & Medical Service Plans - 0.36%
224	UnitedHealth Group, Inc.	89,699

Hotels & Motels - 0.23%
921	Boyd Gaming Corp. *	56,632

Industrial Instruments for Measurement, Display & Control - 0.09%
81	Danaher Corp.	21,737

Laboratory Analytical Instruments - 0.07%
36	Illumina, Inc. *	17,036

National Commercial Banks - 0.77%
2,757	Bank of America Corp.	113,671
1,339	Bank OZK	56,452
132	JPMorgan Chase & Co.	20,531
		190,654
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.11%
253	Edwards Lifesciences Corp. *	26,203

Paperboard Containers & Boxes - 0.32%
4,311	Graphic Packaging Holding Co.	78,202

Pharmaceutical Preparations - 0.13%
187	Johnson & Johnson	30,806

Retail-Catalog & Mail-Order Houses - 0.61%
44	Amazon.com, Inc. *	151,367

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares/Principal		Value

Retail-Variety Stores - 0.40%
698	Walmart, Inc.	$ 98,432

Security Brokers, Dealers & Flotation Companies - 0.37%
239	Charles Schwab Corp.	17,402
1,840	Jefferies Financial Group, Inc.	62,928
23	MarketAxess Holdings, Inc.	10,663
		90,993
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.21%
263	Intercontinental Exchange, Inc.	31,218
242	Tradeweb Markets, Inc. Class A	20,463
		51,681
Semiconductors & Related Devices - 0.24%
75	NVIDIA Corp.	60,007

Services-Business Services - 0.71%
52	Mastercard, Inc. Class A	18,985
46	PayPal Holdings, Inc. *	13,408
611	Visa, Inc. Class A	142,864
		175,257
Services-Computer Processing & Data Preparation - 0.11%
72	Verisk Analytics, Inc.	12,580
59	Workday, Inc. Class A *	14,086
		26,666
Services-Computer Programming, Data Processing, Etc. - 0.93%
52	Alphabet, Inc. Class A *	126,973
296	Facebook, Inc. Class A *	102,922
		229,895
Services-Computer Programming Services - 0.23%
829	Cognizant Technology Solutions Corp.	57,417

Services-Miscellaneous Amusement & Recreation - 0.09%
125	Walt Disney Co. *	21,971

Services-Prepackaged Software - 1.33%
133	Adobe,Inc. *	77,890
31	Ansys, Inc. *	10,759
35	Intuit, Inc.	17,156
732	Microsoft Corp.	198,299
81	PTC, Inc. *	11,442
29	Tyler Technologies, Inc. *	13,119
		328,665
Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics - 0.12%
221	Procter & Gamble Co.	29,819

Wholesale-Groceries & Related Products - 0.07%
237	Sysco Corp.	18,427

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares/Principal		Value

Wood Household Furniture (No Upholstered) - 0.22%
1,947	Ethan Allen Interiors, Inc.	$ 53,737

TOTAL COMMON STOCKS (Cost $1,987,281) - 9.44%		2,329,290

EXCHANGE TRADED FUNDS - 84.22%
19,727	American Century Quality Convertible Securities ETF	941,619
1,420	ARK Genomic Revolution ETF *	131,350
813	ARK Innovation ETF *	106,324
2,029	Direxion NASDAQ-100 Equal Weighted Index Shares ETF	169,584
1,471	Direxion Russell 1000 Growth Over Value ETF *	169,915
1,522	Direxion S&P 500 High minus Low Quality ETF	102,179
1,663	Direxion Work From Home ETF	126,053
8,202	First Trust Brazil AlphaDEX® ETF	121,390
8,333	First Trust Enhanced Short Maturity ETF	499,480
1,687	First Trust Long/Short Equity ETF *	82,077
2,316	First Trust Mid Cap Growth AlphaDEX Fund ETF *	174,511
3,839	First Trust Multi - Manager Large Growth ETF *	101,772
1,911	First Trust NASDAQ Clean Edge Green Energy Index Fund ETF	132,260
651	First Trust NASDAQ-100-Tech Sector ETF	103,535
45,196	First Trust Preferred Securities and Income Fund ETF	931,038
18,046	First Trust SSI Strategic Convertible Securities ETF	931,174
3,127	IndexIQ Merger Arbitrage ETF *	104,817
5,394	Invesco DB Commodity Index Tracking ETF *	103,835
1,900	Invesco QQQ Trust Series 1 ETF	673,417
37,410	iShares 1-5 Year Investment Grade Corporate Bond ETF	2,050,442
277	iShares 20+ Year Treasury Bond ETF	39,985
1,196	iShares Core MSCI Emerging Markets ETF	80,120
2,843	iShares Core U.S. Aggregate Bond ETF	327,883
426	iShares MSCI EAFE ETF	33,603
436	iShares MSCI Emerging Markets ETF	24,045
1,079	iShares S&P 500 Value ETF	159,304
11,674	JPMorgan U.S. Aggregate Bond ETF	635,766
10,500	JPMorgan U.S. Minimum Volatility ETF	369,705
39,282	PGIM Ultra Short Bond ETF	1,954,280
2,685	ProShares Ultra QQQ ETF *	192,810
1,213	ProShares Ultra Russell 2000 ETF *	72,598
3,556	ProShares Ultra S&P500 ETF	424,373
1,763	ProShares VIX Short-Term Futures ETF *	42,453
3,344	Quadratic Interest Rate Volatility and Inflation Hedge ETF	92,361
834	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	76,286
6,433	SPDR Bloomberg Barclays Convertible Securities ETF	557,934
4,981	SPDR Bloomberg BRCLY High Yield Bond ETF	547,711
1,573	SPDR Dow Jones Global Real Estate ETF	80,994
196	SPDR Gold Shares ETF *	32,463
6,163	SPDR S&P 500 ETF Trust (a)	2,638,134
1,492	The Direxion High Growth ETF	101,441
1,879	Vanguard FTSE ALL-World EX-US ETF	119,110
3,076	Vanguard FTSE Developed Markets ETF	158,476

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares/Principal		Value

EXCHANGE TRADED FUNDS - Continued
1,104	Vanguard FTSE Emerging Markets ETF	$ 59,958
256	Vanguard Growth ETF	73,423
378	Vanguard Large Cap ETF	75,884
622	Vanguard Long Term Bond ETF	64,085
374	Vanguard Mid Cap ETF	88,769
444	Vanguard Russell 2000 ETF	41,101
2,052	Vanguard Short Term Bond ETF	168,592
1,032	Vanguard Short Term IPSI ETF	54,087
18,172	Vanguard Short-Term Corporate Bond Index Fund ETF	1,503,006
5,010	Vanguard Total Bond Market ETF	430,309
4,284	Vanguard Total International Bond ETF	244,616
2,003	Vanguard Total Stock Market ETF	446,308
578	Vanguard Value ETF	79,452
36,902	Virtus Private Credit Strategy ETF	923,657
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $19,340,667) - 84.22%		20,771,854

REAL ESTATE INVESTMENT TRUST - 0.33%
297	American Tower Corp.	80,231
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $66,529) - 0.33%		80,231

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $467,617) - 2.31%		570,305

MONEY MARKET FUND - 5.12%
1,261,803	First American Treasury Obligation Fund Class X 0.01% **	1,261,803
TOTAL FOR MONEY MARKET FUND (Cost $1,261,803) - 5.12%		1,261,803

TOTAL INVESTMENTS (Cost $23,123,897) - 101.42%		25,013,483

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $429,939) - (1.52)%		(373,290)

OTHER ASSETS LESS LIABILITIES, NET - 0.10%		23,566

NET ASSETS - 100.00%		$ 24,663,759

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of June 30, 2021.

(a) Subject to written option contracts.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2021 (UNAUDITED)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2021 by 100.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2021 (UNAUDITED)

CALL OPTIONS - (0.94)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	$ (432,000)	$ 432.00	7/16/2021	$ (1,720)
SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(443,000)	443.00	8/20/2021	(1,580)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,320,000)	440.00	9/17/2021	(14,340)
SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,732,000)	433.00	9/30/2021	(33,560)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,230,000)	410.00	1/21/2022	(96,750)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,347,000)	449.00	1/21/2022	(26,910)
SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(443,000)	443.00	2/18/2022	(13,310)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,353,000)	451.00	3/18/2022	(33,555)
SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(465,000)	465.00	6/17/2022	(9,570)
Total Call Options (Premiums Received $157,133) - (0.94)%						$ (231,295)

PUT OPTIONS - (0.58)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	$ (416,000)	$ 416.00	7/16/2021	$ (1,210)
SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(422,000)	422.00	8/20/2021	(5,780)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,245,000)	415.00	9/17/2021	(22,320)
SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,356,000)	339.00	9/30/2021	(5,920)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(915,000)	305.00	1/21/2022	(8,460)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,245,000)	415.00	1/21/2022	(50,580)
SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(351,000)	351.00	2/18/2022	(7,115)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,065,000)	355.00	3/18/2022	(26,520)
SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(365,000)	365.00	6/17/2022	(14,090)
Total Put Options (Premiums Received $272,806) - (0.58)%						$ (141,995)

TOTAL WRITTEN OPTIONS (Premiums Received $429,939) - (1.52)% **$ (373,290)**

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2021 by 100.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Value

COMMON STOCKS - 16.96%

Aircraft - 0.05%
80	Boeing Co. *	$ 19,165

Ball & Roller Bearings - 0.44%
2,019	Timken Co.	162,711

Beverages - 0.20%
977	Keurig Dr. Pepper, Inc.	34,429
268	PepsiCo, Inc.	39,710
		74,139
Cable & Other Pay Television Services - 0.08%
41	Charter Communications, Inc. Class A *	29,579

Construction Machinery & Equipment - 0.05%
84	Caterpillar, Inc.	18,281

Deep Sea Foreign Transportation of Freight - 0.05%
1,270	Atlas Corp.	18,097

Electric Industrial Apparatus - 0.06%
707	Plug Power, Inc. *	24,172

Electronic Computers - 1.43%
3,713	Apple, Inc.	508,532
197	Dell Technologies, Inc. Class C *	19,635
		528,167
Finance Services - 0.06%
143	American Express Co.	23,628

Food & Kindred Products - 0.10%
577	Mondelez International, Inc. Class A	36,028

General Building Contractors - Residential Buildings - 0.03%
126	Lennar Corp. Class A	12,518

Guided Missiles & Space Vehicles & Parts - 0.85%
827	Lockheed Martin Corp.	312,895

Hospital & Medical Service Plans - 0.68%
627	UnitedHealth Group, Inc.	251,076

Hotels & Motels - 0.45%
2,728	Boyd Gaming Corp. *	167,745

Household Appliances - 0.05%
83	Whirlpool Corp.	18,096

Industrial Instruments for Measurement, Display & Control - 0.07%
97	Danaher Corp.	26,031

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

Measuring & Controlling Devices - 0.12%
87	Thermo Fisher Scientific, Inc.	$ 43,889

Motor Vehicles & Passenger Car Bodies - 0.05%
294	General Motors Co. *	17,396

National Commercial Banks - 1.56%
8,737	Bank of America Corp.	360,227
4,143	Bank OZK	174,669
157	JPMorgan Chase & Co.	24,420
379	Wells Fargo & Co.	17,165
		576,481
Paperboard Containers & Boxes - 0.63%
12,821	Graphic Packaging Holding Co.	232,573

Pharmaceutical Preparations - 0.10%
224	Johnson & Johnson	36,902

Retail-Auto Dealers & Gasoline Stations - 0.03%
38	Carvana Co. Class A *	11,469

Retail-Catalog & Mail-Order Houses - 1.13%
121	Amazon.com, Inc. *	416,259

Retail-Family Clothing Stores - 0.05%
304	TJX Cos., Inc.	20,496

Retail-Home Furniture, Furnishings & Equipment Stores - 0.02%
186	At Home Group, Inc. *	6,852

Retail-Variety Stores - 0.77%
2,027	Walmart, Inc.	285,848

Rubber & Plastics Footwear - 0.06%
152	Nike, Inc.	23,482

Security Brokers, Dealers & Flotation Companies - 0.75%
25	BlackRock, Inc.	21,874
120	Goldman Sachs Group, Inc.	45,544
266	Morgan Stanley	24,390
5,447	Jefferies Financial Group, Inc.	186,287
		278,095
Semiconductors & Related Devices - 0.48%
223	NVIDIA Corp.	178,422

Services-Business Services - 1.23%
62	Mastercard, Inc. Class A	22,636
131	PayPal Holdings, Inc. *	38,184
1,685	Visa, Inc. Class A	393,987
		454,807

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

Services-Computer Programming, Data Processing, Etc. - 2.00%
166	Alphabet, Inc. Class A *	$ 405,337
79	Cardlytics, Inc. *	10,027
935	Facebook, Inc. Class A	325,109
		740,473
Services-Computer Programming Services - 0.46%
2,433	Cognizant Technology Solutions Corp.	168,510

Services-Miscellaneous Amusement & Recreation - 0.07%
149	Walt Disney Co. *	26,190

Services-Prepackaged Software - 2.22%
397	Adobe, Inc. *	232,499
42	Intuit, Inc.	20,587
2,099	Microsoft Corp.	568,619
		821,705
Services- To Dwellings & Other Buildings - 0.06%
136	Airbnb, Inc. Class A *	20,827

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.06%
105	Ecolab, Inc.	21,627

Wood Household Furniture (No Upholstered) - 0.46%
6,105	Ethan Allen Interiors, Inc.	168,498

TOTAL FOR COMMON STOCKS (Cost $5,381,179) - 16.96%		6,273,129

CORPORATE BONDS - 1.63%

Finance Services - 0.82%
300,000	American Express Co., 3.70%, 11/05/2021	302,736

Fire, Marine & Casualty Insurance - 0.81%
300,000	Progressive Corp., 3.75%, 08/23/2021	301,483

TOTAL CORPORATE BONDS (Cost $602,137) - 1.63%		604,219

EXCHANGE TRADED FUNDS - 74.04%
19,557	American Century Quality Convertible Securities ETF	933,505
1,408	ARK Genomic Revolution ETF *	130,240
806	ARK Innovation ETF *	105,409
971	Communications Service Select Sector ETF	78,622
248	Consumer Discretionary Select Sector SPDR Fund ETF	44,280
2,011	Direxion NASDAQ-100 Equal Weighted Index Shares ETF	168,079
1,458	Direxion Russell 1000 Growth Over Value ETF *	168,414
1,509	Direxion S&P 500 High minus Low Quality ETF	101,307
1,649	Direxion Work From Home ETF	124,992
719	Energy Select Sector SPDR ETF	38,733
645	First Trust NASDAQ-100-Tech Sector ETF	102,581
1,420	Financial Select Sector SPDR Fund ETF	52,100

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS – Continued
8,132	First Trust Brazil AlphaDEX® ETF	$ 120,354
8,261	First Trust Enhanced Short Maturity ETF	495,164
1,616	First Trust Long/Short Equity ETF *	78,623
2,296	First Trust Mid Cap Growth AlphaDEX Fund ETF *	173,004
3,806	First Trust Multi - Manager Large Growth ETF *	100,897
1,894	First Trust NASDAQ Clean Edge Green Energy Index Fund ETF	131,084
44,807	First Trust Preferred Securities and Income Fund ETF	923,024
17,891	First Trust SSI Strategic Convertible Securities ETF	923,176
273	Health Care Select Sector SPDR Fund ETF	34,384
3,739	IndexIQ Merger Arbitrage ETF *	125,331
5,430	Invesco DB Commodity Index Tracking ETF *	104,528
3,508	Invesco QQQ Trust Series 1 ETF	1,243,340
61,506	iShares 1-5 Year Investment Grade Corporate Bond ETF	3,371,144
332	iShares 20+ Year Treasury Bond ETF	47,924
1,145	iShares Core MSCI Emerging Markets ETF	76,704
1,361	iShares Core U.S. Aggregate Bond ETF	156,964
507	iShares MSCI EAFE ETF	39,992
496	iShares MSCI Emerging Markets ETF	27,354
95	iShares Russell 2000 ETF	21,790
1,551	iShares S&P 500 Value ETF	228,990
11,216	JPMorgan U.S. Aggregate Bond ETF	610,823
10,500	JPMorgan U.S. Minimum Volatility ETF	369,705
3,936	JPMorgan Ultra-Short Income ETF	199,713
459	Materials Select Sector SPDR Fund ETF	37,780
71,129	PGIM Ultra Short Bond ETF	3,538,668
8,077	ProShares Ultra QQQ ETF *	580,009
3,645	ProShares Ultra Russell 2000 ETF *	218,153
3,518	ProShares Ultra S&P500 ETF	419,838
2,631	ProShares VIX Short-Term Futures ETF *	63,354
3,986	Quadratic Interest Rate Volatility and Inflation Hedge ETF	110,093
477	Industrial Select Sector SPDR ETF	48,845
2,481	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF *	226,937
9,009	SPDR Bloomberg Barclays Convertible Securities ETF	781,351
7,512	SPDR Bloomberg BRCLY High Yield Bond ETF	826,020
1,507	SPDR Dow Jones Global Real Estate ETF	77,595
224	SPDR Gold Shares ETF *	37,101
3,937	SPDR S&P 500 ETF Trust (a)	1,685,272
207	SPDR S&P Oil & Gas Exploration & Production ETF	20,015
207	SPDR S&P Retail ETF	20,127
914	Technology Select Sector SPDR Fund ETF	134,961
1,479	The Direxion High Growth ETF	100,557
80	Vaneck Vectors Semiconductor ETF *	20,979
3,608	Vanguard FTSE ALL-World EX-US ETF	228,711
2,947	Vanguard FTSE Developed Markets ETF	151,829
2,026	Vanguard FTSE Emerging Markets ETF	110,032
447	Vanguard Growth ETF	128,204
619	Vanguard Large Cap ETF	124,264

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS – Continued
469	Vanguard Long Term Bond ETF	$ 48,321
754	Vanguard Mid Cap ETF	178,962
853	Vanguard Real Estate Index Fund ETF Shares	86,827
584	Vanguard Russell 2000 ETF	54,061
1,017	Vanguard Short Term Bond ETF	83,557
41,172	Vanguard Short-Term Corporate Bond Index Fund ETF	3,405,336
4,533	Vanguard Total Bond Market ETF	389,339
4,104	Vanguard Total International Bond ETF	234,338
2,312	Vanguard Total Stock Market ETF	515,160
930	Vanguard Value ETF	127,838
36,585	Virtus Private Credit Strategy ETF	915,723
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $26,022,154) - 74.04%		27,382,431

REAL ESTATE INVESTMENT TRUST - 0.66%
902	American Tower Corp.	243,666
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $205,402) - 0.66%		243,666

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $791,514) - 2.70%		998,537

MONEY MARKET FUND - 5.38%
1,988,190	First American Treasury Obligation Fund Class X 0.01% **	1,988,190
TOTAL FOR MONEY MARKET FUND (Cost $1,988,190) - 5.38%		1,988,190

TOTAL INVESTMENTS (Cost $34,990,576) - 101.37%		37,490,172

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $715,407) - (1.42)%		(525,060)

OTHER ASSETS LESS LIABILITIES, NET - 0.05%		18,370

NET ASSETS - 100.00%		$ 36,983,482

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of June 30, 2021.

(a) Subject to written option contracts.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2021 (UNAUDITED)

CALL OPTIONS - 2.53% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	30	$ 1,266,000	$ 422.00	8/20/2021	$ 37,440
SPDR S&P 500 ETF Trust	Interactive Brokers	15	637,500	425.00	8/20/2021	15,450
SPDR S&P 500 ETF Trust	Interactive Brokers	2	72,600	363.00	9/17/2021	13,533
SPDR S&P 500 ETF Trust	Interactive Brokers	35	1,421,000	406.00	9/17/2021	95,935
SPDR S&P 500 ETF Trust	Interactive Brokers	18	756,000	420.00	9/17/2021	30,060
SPDR S&P 500 ETF Trust	Interactive Brokers	15	570,000	380.00	1/21/2022	84,000
SPDR S&P 500 ETF Trust	Interactive Brokers	20	788,000	394.00	1/21/2022	89,990
SPDR S&P 500 ETF Trust	Interactive Brokers	15	595,500	397.00	1/21/2022	63,840
SPDR S&P 500 ETF Trust	Interactive Brokers	50	2,095,000	419.00	1/21/2022	129,325
SPDR S&P 500 ETF Trust	Interactive Brokers	20	838,000	419.00	2/18/2022	55,520
SPDR S&P 500 ETF Trust	Interactive Brokers	22	862,400	392.00	3/18/2022	109,109
SPDR S&P 500 ETF Trust	Interactive Brokers	15	613,500	409.00	3/18/2022	54,765
SPDR S&P 500 ETF Trust	Interactive Brokers	30	1,248,000	416.00	3/18/2022	94,380
SPDR S&P 500 ETF Trust	Interactive Brokers	20	846,000	423.00	6/17/2022	62,870
Total Call Options (Premiums Paid $677,581) - 2.53%						$ 936,217

PUT OPTIONS - 0.17% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	30	$ 1,143,000	$ 381.00	8/20/2021	$ 4,410
SPDR S&P 500 ETF Trust	Interactive Brokers	15	574,500	383.00	8/20/2021	2,385
SPDR S&P 500 ETF Trust	Interactive Brokers	55	2,068,000	376.00	9/17/2021	15,015
SPDR S&P 500 ETF Trust	Interactive Brokers	20	750,000	375.00	1/21/2022	17,660
SPDR S&P 500 ETF Trust	Interactive Brokers	25	942,500	377.00	1/21/2022	22,850
Total Put Options (Premiums Paid $113,933) - 0.17%						$ 62,320

TOTAL PURCHASED OPTIONS (Premiums Paid $791,514) - 2.70%	**$ 998,537**

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2021 by 100.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2021 (UNAUDITED)

CALL OPTIONS - (0.65)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	$ (1,332,000)	$ 444.00	8/20/2021	$ (4,170)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(672,000)	448.00	8/20/2021	(1,200)
SPDR S&P 500 ETF Trust	Interactive Brokers	(55)	(2,453,000)	446.00	9/17/2021	(15,455)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(637,500)	425.00	1/21/2022	(32,850)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(652,500)	435.00	1/21/2022	(23,520)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(898,000)	449.00	1/21/2022	(17,940)
SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(1,127,500)	451.00	1/21/2022	(20,513)
SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(1,135,000)	454.00	1/21/2022	(17,875)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(914,000)	457.00	2/18/2022	(15,190)
SPDR S&P 500 ETF Trust	Interactive Brokers	(22)	(957,000)	435.00	3/18/2022	(42,262)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(675,000)	450.00	3/18/2022	(17,392)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,380,000)	460.00	3/18/2022	(23,580)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(980,000)	490.00	6/17/2022	(8,270)
Total Call Options (Premiums Received $188,604) - (0.65)%						$ (240,217)

PUT OPTIONS - (0.77)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	$ (1,266,000)	$ 422.00	8/20/2021	$ (17,340)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(637,500)	425.00	8/20/2021	(9,825)
SPDR S&P 500 ETF Trust	Interactive Brokers	(2)	(72,600)	363.00	9/17/2021	(397)
SPDR S&P 500 ETF Trust	Interactive Brokers	(35)	(1,421,000)	406.00	9/17/2021	(20,405)
SPDR S&P 500 ETF Trust	Interactive Brokers	(18)	(756,000)	420.00	9/17/2021	(15,390)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(487,500)	325.00	1/21/2022	(5,835)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(507,000)	338.00	1/21/2022	(7,305)
SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(940,000)	376.00	1/21/2022	(22,250)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(788,000)	394.00	1/21/2022	(24,000)
SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(1,047,500)	419.00	1/21/2022	(45,000)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(750,000)	375.00	2/18/2022	(20,340)
SPDR S&P 500 ETF Trust	Interactive Brokers	(22)	(737,000)	335.00	3/18/2022	(14,476)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(532,500)	355.00	3/18/2022	(13,260)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,107,000)	369.00	3/18/2022	(32,460)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(770,000)	385.00	6/17/2022	(36,560)
Total Put Options (Premiums Received $526,803) - (0.77)%						$ (284,843)
TOTAL WRITTEN OPTIONS (Premiums Received $715,407) - (1.42)%						**$ (525,060)**

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2021 by 100.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Value

COMMON STOCKS - 22.01%

Aircraft - 0.08%
207	Boeing Co. *	$ 49,589

Ball & Roller Bearings - 0.57%
4,287	Timken Co.	345,489

Cable & Other Pay Television Services - 0.15%
87	Charter Communications, Inc. Class A *	62,766
61	Roku, Inc. *	28,014
		90,780
Construction Machinery & Equipment - 0.08%
209	Caterpillar, Inc.	45,485

Electric Industrial Apparatus - 0.10%
1,834	Plug Power, Inc. *	62,704

Electronic Computers - 2.02%
8,591	Apple, Inc.	1,176,623
512	Dell Technologies, Inc. Class C *	51,031
		1,227,654
Guided Missiles & Space Vehicles & Parts - 1.07%
1,723	Lockheed Martin Corp.	651,897

Hospital & Medical Service Plans - 0.89%
1,355	UnitedHealth Group, Inc.	542,596

Hotels & Motels - 0.59%
5,832	Boyd Gaming Corp. *	358,610

Measuring & Controlling Devices 0.13%
151	Thermo Fisher Scientific, Inc.	76,175

National Commercial Banks - 1.73%
16,936	Bank of America Corp.	698,271
8,295	Bank OZK	349,717
		1,047,988
Natural Gas Transmission - 0.04%
2,452	Antero Midstream Corp.	25,476

Paperboard Containers & Boxes - 0.81%
27,209	Graphic Packaging Holding Co.	493,571

Retail-Catalog & Mail-Order Houses - 1.63%
280	Amazon.com, Inc. *	963,245
2,053	Qurate Retail, Inc. *	26,874
		990,119
Retail-Variety Stores - 0.99%
4,283	Walmart, Inc.	603,989

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

Security Brokers, Dealers & Flotation Companies - 0.82%
65	BlackRock, Inc.	$ 56,873
139	Goldman Sachs Group, Inc.	52,755
11,394	Jefferies Financial Group, Inc.	389,675
		499,303
Semiconductors & Related Devices - 0.73%
552	NVIDIA Corp.	441,655

Services-Business Services - 1.76%
177	Alibaba Group Holding Ltd. ADR *	40,140
130	Mastercard, Inc. Class A	47,462
16	MercadoLibre, Inc. (Argentina) *	24,925
309	PayPal Holdings, Inc. *	90,067
151	Pinduoduo, Inc. ADR *	19,180
3,634	Visa, Inc. Class A	849,702
		1071476
Services-Computer Integrated Systems Design - 0.07%
476	GoDaddy, Inc. Class A *	41,393

Services-Computer Processing & Data Preparation - 0.06%
151	Workday, Inc. Class A *	36,050

Services-Computer Programming, Data Processing, Etc. - 2.57%
356	Alphabet, Inc. Class A *	869,277
1,986	Facebook, Inc. Class A *	690,552
		1,559,829
Services-Computer Programming Services - 0.59%
5,134	Cognizant Technology Solutions Corp.	355,581

Services-Consumer Credit Reporting, Collection Agencies - 0.23%
192	Moody's Corp.	69,575
162	S&P Global, Inc.	66,493
		136,068
Services-Miscellaneous Business Services - 0.04%
84	Sea Ltd. ADR *	23,066

Services-Prepackaged Software - 3.45%
976	Adobe,Inc. *	571,585
118	Atlassian Corp. PLC Class A *	30,309
131	Autodesk, Inc. *	38,239
532	Dynatrace, Inc. *	31,079
88	Intuit, Inc.	43,135
4,539	Microsoft Corp.	1,229,615
567	New Relic, Inc. *	37,972
61	ServiceNow, Inc. *	33,523
464	Smartsheet, Inc. Class A *	33,556
94	Square, Inc. Class A *	22,917
68	Twilio, Inc. Class A *	26,803
		2,098,733

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

Services- To Dwellings & Other Buildings - 0.06%
249	Airbnb, Inc. *	$ 38,132

Trucking (No Local) - 0.07%
2,004	Schneider National, Inc.	43,627

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 0.11%
1,721	MacQuarie Infrastructure Corp.	65,863

Wood Household Furniture (No Upholstered) - 0.57%
12,624	Ethan Allen Interiors, Inc.	348,422

TOTAL FOR COMMON STOCKS (Cost $11,610,497) - 22.01%		13,371,320

CORPORATE BONDS - 0.83%

Finance Services - 0.33%
200,000	American Express Co., 3.70%, 11/05/2021	201,824

Savings Institution, Federally Chartered - 0.50%
300,000	HSBC Holdings PLC (United Kingdom), 2.65%, 01/05/2022	303,681

TOTAL CORPORATE BONDS (Cost $501,544) - 0.83%		505,505

EXCHANGE TRADED FUNDS - 63.79%
14,160	American Century Quality Convertible Securities ETF	675,892
1,019	ARK Genomic Revolution ETF *	94,257
583	ARK Innovation ETF *	76,245
1,861	Commication Services Select Sector ETF	150,685
5,888	First Trust Brazil AlphaDEX® ETF	87,142
467	First Trust NASDAQ-100-Technology Sector ETF	74,272
454	Consumer Discretionary Select Sector SPDR Fund ETF	81,062
1,456	Direxion NASDAQ-100 Equal Weighted Index Shares ETF	121,692
1,056	Direxion Russell 1000 Growth Over Value ETF *	121,979
1,093	Direxion S&P 500 High minus Low Quality ETF	73,379
1,194	Direxion Work From Home ETF	90,504
1,316	Energy Select Sector SPDR ETF	70,893
2,923	Financial Select Sector SPDR Fund ETF	107,245
5,981	First Trust Enhanced Short Maturity ETF	358,501
3,087	First Trust Long/Short Equity ETF *	150,191
1,662	First Trust Mid Cap Growth AlphaDEX Fund ETF *	125,232
2,755	First Trust Multi - Manager Large Growth ETF *	73,035
1,372	First Trust NASDAQ Clean Edge Green Energy Index Fund ETF	94,956
32,442	First Trust Preferred Securities and Income Fund ETF	668,305
12,953	First Trust SSI Strategic Convertible Securities ETF	668,375
501	Health Care Select Sector SPDR Fund ETF	63,101
7,510	Invesco DB Commodity Index Tracking ETF *	144,568
7,898	Invesco QQQ Trust Series 1 ETF	2,799,288
92,261	iShares 1-5 Year Investment Grade Corporate Bond ETF	5,056,825
2,080	iShares Core MSCI Emerging Markets ETF	139,339

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS – Continued
2,435	iShares Core U.S. Aggregate Bond ETF	$ 280,829
1,068	iShares MSCI EAFE ETF	84,244
202	iShares Russell 2000 ETF	46,333
3,083	iShares S&P 500 Value ETF	455,174
29,500	JPMorgan Ultra-Short Income ETF	1,496,830
945	Materials Select Sector SPDR Fund ETF	77,783
106,028	PGIM Ultra Short Bond ETF	5,274,893
23,299	ProShares Ultra QQQ ETF *	1,673,101
10,507	ProShares Ultra Russell 2000 ETF *	628,844
9,203	ProShares Ultra S&P500 ETF	1,098,286
4,307	ProShares VIX Short-Term Futures ETF *	103,713
874	Industrial Select Sector SPDR ETF	89,498
5,301	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF *	484,882
4,024	SPDR Bloomberg Barclays Convertible Securities ETF	349,002
3,201	SPDR Bloomberg BRCLY High Yield Bond ETF	351,982
2,722	SPDR Dow Jones Global Real Estate ETF	140,156
10,280	SPDR S&P 500 ETF Trust (a)	4,400,457
379	SPDR S&P Oil & Gas Exploration & Production ETF	36,645
378	SPDR S&P Retail ETF	36,753
1,706	Technology Select Sector SPDR Fund ETF	251,908
1,071	The Direxion High Growth ETF	72,817
143	Vaneck Vectors Semiconductor ETF *	37,500
11,023	Vanguard FTSE ALL-World ex-US ETF	698,748
8,631	Vanguard FTSE Developed Markets ETF	444,669
5,747	Vanguard FTSE Emerging Markets ETF	312,120
1,153	Vanguard Growth ETF	330,692
1,597	Vanguard Large Cap ETF	320,598
2,111	Vanguard Mid Cap ETF	501,046
804	Vanguard Real Estate Index Fund ETF Shares	81,839
2,450	Vanguard Russell 2000 ETF	226,796
48,400	Vanguard Short-Term Corporate Bond Index Fund ETF	4,003,164
1,309	Vanguard Total Bond Market ETF	112,430
4,786	Vanguard Total Stock Market ETF	1,066,416
2,635	Vanguard Value ETF	362,207
26,488	Virtus Private Credit Strategy ETF	662,995
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $36,336,313) - 63.79%		38,762,313

REAL ESTATE INVESTMENT TRUST - 1.37%
3,597	AGNC Investment Corp.	60,753
6,020	Apartment Investment & Management Co. Class A *	40,394
2,582	Equity Commonwealth, Inc. *	67,648
1,991	Starwood Property Trust, Inc.	52,104
6,560	Annaly Capital Management, Inc.	58,253
1,414	Omega Healthcare Investors, Inc.	51,314
1,849	American Tower Corp.	499,489
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $740,152) - 1.37%		829,955

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Shares		Value

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $965,499) - 2.49%		$ 1,514,409

MONEY MARKET FUND - 10.31%
6,266,882	First American Treasury Obligation Fund Class X 0.01% **	6,266,882
TOTAL FOR MONEY MARKET FUND (Cost $6,266,882) - 10.31%		6,266,882

TOTAL INVESTMENTS (Cost $56,420,887) - 100.80%		61,250,384

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $857,585) - (0.95)%		(578,928)

OTHER ASSETS LESS LIABILITIES, NET - 0.15%		92,211

NET ASSETS - 100.00%		$ 60,763,667

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of June 30, 2021.

(a) Subject to written option contracts.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2021 (UNAUDITED)

CALL OPTIONS - 2.40% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	45	$ 1,872,000	$ 416.00	7/16/2021	$ 60,750
SPDR S&P 500 ETF Trust	Interactive Brokers	60	2,532,000	422.00	8/20/2021	74,880
SPDR S&P 500 ETF Trust	Interactive Brokers	15	502,500	335.00	9/17/2021	142,208
SPDR S&P 500 ETF Trust	Interactive Brokers	30	1,080,000	360.00	9/17/2021	209,580
SPDR S&P 500 ETF Trust	Interactive Brokers	2	72,600	363.00	9/17/2021	13,533
SPDR S&P 500 ETF Trust	Interactive Brokers	33	1,386,000	420.00	9/17/2021	55,110
SPDR S&P 500 ETF Trust	Interactive Brokers	15	549,000	366.00	12/17/2021	101,843
SPDR S&P 500 ETF Trust	Interactive Brokers	20	744,000	372.00	12/17/2021	125,050
SPDR S&P 500 ETF Trust	Interactive Brokers	10	377,000	377.00	12/17/2021	58,105
SPDR S&P 500 ETF Trust	Interactive Brokers	10	385,000	385.00	12/17/2021	51,145
SPDR S&P 500 ETF Trust	Interactive Brokers	10	394,000	394.00	12/17/2021	43,570
SPDR S&P 500 ETF Trust	Interactive Brokers	15	622,500	415.00	12/17/2021	39,465
SPDR S&P 500 ETF Trust	Interactive Brokers	15	627,000	418.00	12/17/2021	37,215
SPDR S&P 500 ETF Trust	Interactive Brokers	30	1,173,000	391.00	3/18/2022	151,185
SPDR S&P 500 ETF Trust	Interactive Brokers	20	820,000	410.00	3/18/2022	69,960
SPDR S&P 500 ETF Trust	Interactive Brokers	25	1,050,000	420.00	3/18/2022	70,750
SPDR S&P 500 ETF Trust	Interactive Brokers	30	1,269,000	423.00	6/17/2022	94,305
SPDR S&P 500 ETF Trust	Interactive Brokers	20	848,000	424.00	6/17/2022	61,550
Total Call Options (Premiums Paid $867,060) - 2.40%						$ 1,460,204

PUT OPTIONS - 0.09% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	45	$ 1,710,000	$ 380.00	7/16/2021	$ 855
SPDR S&P 500 ETF Trust	Interactive Brokers	60	2,280,000	380.00	8/20/2021	8,640
SPDR S&P 500 ETF Trust	Interactive Brokers	30	1,095,000	365.00	9/17/2021	6,180
SPDR S&P 500 ETF Trust	Interactive Brokers	20	740,000	370.00	9/17/2021	4,620
SPDR S&P 500 ETF Trust	Interactive Brokers	20	802,000	401.00	9/30/2021	12,100
SPDR S&P 500 ETF Trust	Interactive Brokers	30	1,125,000	375.00	12/17/2021	21,810
Total Put Options (Premiums Paid $98,439) - 0.09%						$ 54,205

TOTAL PURCHASED OPTIONS (Premiums Paid $965,499) - 2.49% **$ 1,514,409**

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2021 by 100.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2021 (UNAUDITED)

CALL OPTIONS - (0.39)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	(45)	$ (1,971,000)	$ 438.00	7/16/2021	$ (1,530)
SPDR S&P 500 ETF Trust	Interactive Brokers	(60)	(2,670,000)	445.00	8/20/2021	(7,200)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,200,000)	400.00	9/17/2021	(100,500)
SPDR S&P 500 ETF Trust	Interactive Brokers	(50)	(2,250,000)	450.00	9/17/2021	(9,700)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(866,000)	433.00	9/30/2021	(16,780)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(860,000)	430.00	12/17/2021	(31,760)
SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(440,000)	440.00	12/17/2021	(10,770)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(675,000)	450.00	12/17/2021	(10,320)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(687,000)	458.00	12/17/2021	(6,863)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,380,000)	460.00	3/18/2022	(23,580)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(960,000)	480.00	3/18/2022	(6,600)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(1,000,000)	500.00	6/17/2022	(6,080)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,515,000)	505.00	6/17/2022	(7,620)
Total Call Options (Premiums Received $135,050) - (0.39)%						$ (239,303)

PUT OPTIONS - (0.56)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	(45)	$ (1,872,000)	$ 416.00	7/16/2021	$ (5,445)
SPDR S&P 500 ETF Trust	Interactive Brokers	(60)	(2,532,000)	422.00	8/20/2021	(34,680)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(948,000)	316.00	9/17/2021	(2,355)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(502,500)	335.00	9/17/2021	(1,650)
SPDR S&P 500 ETF Trust	Interactive Brokers	(2)	(72,600)	363.00	9/17/2021	(397)
SPDR S&P 500 ETF Trust	Interactive Brokers	(33)	(1,386,000)	420.00	9/17/2021	(28,215)
SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(812,500)	340.00	9/30/2021	(3,020)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,035,000)	345.00	12/17/2021	(13,470)
SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(358,000)	358.00	12/17/2021	(5,455)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(549,000)	366.00	12/17/2021	(9,525)
SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(376,000)	376.00	12/17/2021	(7,440)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(604,500)	403.00	12/17/2021	(17,858)
SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(622,500)	415.00	12/17/2021	(22,305)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,065,000)	355.00	3/18/2022	(26,520)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(758,000)	379.00	3/18/2022	(24,930)
SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(1,000,000)	400.00	3/18/2022	(41,750)
SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(770,000)	385.00	6/17/2022	(36,560)
SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,170,000)	390.00	6/17/2022	(58,050)
Total Put Options (Premiums Received $722,535) - (0.56)%						$ (339,625)

TOTAL WRITTEN OPTIONS (Premiums Received $857,585) - (0.95)%	**$ (578,928)**

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2021 by 100.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2021 (UNAUDITED)

+ Due to rounding for financial statement purposes, the Net Asset Value Per Share does not recalculate.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2021 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

| | (Unaudited) Six Months Ended 6/30/2021 | Year Ended 12/31/2020 | For the Period Ended (c) 12/31/2019 |
|---|---|---|---|
| Net Asset Value at Beginning of Year/Period | $ 10.53 | $ 10.36 | $ 10.00 |
| Income From Investment Operations: | | | |
| Net Investment Income (Loss) * (g) | (0.04) | (0.06) | 0.05 |
| Net Gain on Securities (Realized and Unrealized) | 0.57 | 0.34 | 0.37 |
| Total from Investment Operations | 0.53 | 0.28 | 0.42 |
| Distributions: | | | |
| Net Investment Income | - | (0.01) | (0.02) |
| Realized Gains | (0.24) | (0.10) | (0.04) |
| Total from Distributions | (0.24) | (0.11) | (0.06) |
| Net Asset Value, at End of Year/Period | $ 10.82 | $ 10.53 | $ 10.36 |
| Total Return ** | 5.13% (b) | 2.71% | 4.21% (b) |
| Ratios/Supplemental Data: | | | |
| Net Assets at End of Year/Period (Thousands) | $ 28 | $ 27 | $ 30 |
| Before Waivers | | | |
| Ratio of Expenses to Average Net Assets (d) (e) (h) | 2.59% (a) | 2.56% | 2.30% (a) |
| Ratio of Net Investment Income (Loss) to Average Net Assets (g) | (1.10)% (a) | (1.02)% | 0.58% (a) |
| After Waivers | | | |
| Ratio of Expenses to Average Net Assets (d) (f) (h) | 2.20% (a) | 2.14% | 2.00% (a) |
| Ratio of Net Investment Income (Loss) to Average Net Assets (g) | (0.72)% (a) | (0.61)% | 0.89% (a) |
| Portfolio Turnover | 200.69% (b) | 1316.84% | 674.08% (b) |

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses include 0.15%, 0.15% and 0.01% of administrative fees which were voluntarily waived by the administrator for the year/period ended June 30, 2021, December 31, 2020 and 2019, respectively.

(e) Expenses before reimbursements (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.59%, 2.55% and 2.30% for year/period ended 2021, 2020 and 2019, respectively.

(f) Expenses after reimbursements (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.20%, 2.13% and 2.00% for year/period ended 2021, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

| | (Unaudited) Six Months Ended 6/30/2021 | Year Ended 12/31/2020 | For the Period Ended (c) 12/31/2019 |
|---|---|---|---|
| Net Asset Value at Beginning of Year/Period | $ 10.59 | $ 10.39 | $ 10.00 |
| Income From Investment Operations: | | | |
| Net Investment Income (Loss)* (g) | (0.03) | (0.04) | 0.03 |
| Net Gain on Securities (Realized and Unrealized) | 0.58 | 0.35 | 0.42 |
| Total from Investment Operations | 0.55 | 0.31 | 0.45 |
| Distributions: | | | |
| Net Investment Income | - | (0.01) | (0.02) |
| Realized Gains | (0.24) | (0.10) | (0.04) |
| Total from Distributions | (0.24) | (0.11) | (0.06) |
| Net Asset Value, at End of Year/Period | $ 10.90 | $ 10.59 | $ 10.39 |
| Total Return ** | 5.29% (b) | 2.99% | 4.55% (b) |
| Ratios/Supplemental Data: | | | |
| Net Assets at End of Year/Period (Thousands) | $ 24,636 | $ 31,535 | $ 42,675 |
| Before Waivers | | | |
| Ratio of Expenses to Average Net Assets (d) (e) (h) | 2.34% (a) | 2.30% | 1.86% (a) |
| Ratio of Net Investment Income (Loss) to Average Net Assets (g) | (0.90)% (a) | (0.77)% | 0.48% (a) |
| After Waivers | | | |
| Ratio of Expenses to Average Net Assets (d) (f) (h) | 1.95% (a) | 1.89% | 1.75% (a) |
| Ratio of Net Investment Income (Loss) to Average Net Assets (g) | (0.51)% (a) | (0.36)% | 0.59% (a) |
| Portfolio Turnover | 200.69% (b) | 1316.84% | 674.08% (b) |

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses include 0.15%, 0.15% and 0.09% of administrative fees which were voluntarily waived by the administrator for the year/period ended June 30, 2021, December 31, 2020 and 2019, respectively.

(e) Expenses before reimbursements (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.34%, 2.29% and 1.86% for year/period ended 2021, 2020 and 2019, respectively.

(f) Expenses after reimbursements (excluding interest expense of 0.00%, 0.01% and 0.00%) was 1.95%, 1.88% and 1.75% for year/period ended 2021, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

| | (Unaudited) Six Months Ended 6/30/2021 | Year Ended 12/31/2020 | For the Period Ended (c) 12/31/2019 |
|---|---|---|---|
| Net Asset Value at Beginning of Year/Period | $ 10.57 | $ 10.29 | $ 10.00 |
| Income From Investment Operations: | | | |
| Net Investment Income (Loss) * (g) | (0.06) | (0.10) | 0.02 |
| Net Gain on Securities (Realized and Unrealized) | 0.72 | 0.47 | 0.29 |
| Total from Investment Operations | 0.66 | 0.37 | 0.31 |
| Distributions: | | | |
| Net Investment Income | - | - + | (0.02) |
| Realized Gains | (0.28) | (0.09) | - |
| Total from Distributions | (0.28) | (0.09) | (0.02) |
| Net Asset Value, at End of Year/Period | $ 10.95 | $ 10.57 | $ 10.29 |
| Total Return ** | 6.66% (b) | 3.62% | 3.05% (b) |
| Ratios/Supplemental Data: | | | |
| Net Assets at End of Year/Period (Thousands) | $ 1 | $ 2 | $ 35 |
| Before Waivers and Recoupments | | | |
| Ratio of Expenses to Average Net Assets (d) (f) (h) | 2.28% (a) | 2.32% | 4.66% (a) |
| Ratio of Net Investment Loss to Average Net Assets (g) | (1.19)% (a) | (1.26)% | (2.31)% (a) |
| After Waivers, Reimbursements and Recoupments | | | |
| Ratio of Expenses to Average Net Assets (e) (f) (h) | 2.20% (a) | 2.08% | 2.00% (a) |
| Ratio of Net Investment Income (Loss) to Average Net Assets (g) | (1.11)% (a) | (1.03)% | 0.36% (a) |
| Portfolio Turnover | 152.02% (b) | 1308.86% | 911.79% (b) |

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+  Amount calculated is less than $0.005.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.28%, 2.31% and 4.66% for year/period ended 2021, 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.20%, 2.07% and 2.00% for year/period ended 2021, 2020 and 2019, respectively.

(f) Expenses include 0.15%, 0.15% and 0.04% of administrative fees which were voluntarily waived by the administrator for the year/period ended June 30, 2021, December 31, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

| | (Unaudited) Six Months Ended 6/30/2021 | Year Ended 12/31/2020 | For the Period Ended (c) 12/31/2019 |
|---|---|---|---|
| Net Asset Value at Beginning of Year/Period | $ 10.63 | $ 10.30 | $ 10.00 |
| Income (Loss) From Investment Operations: | | | |
| Net Investment Income (Loss) * (g) | (0.03) | (0.04) | 0.03 |
| Net Gain on Securities (Realized and Unrealized) | 0.75 | 0.46 | 0.29 |
| Total from Investment Operations | 0.72 | 0.42 | 0.32 |
| Distributions: | | | |
| Net Investment Income | - | - + | (0.02) |
| Realized Gains | (0.28) | (0.09) | - |
| Total from Distributions | (0.28) | (0.09) | (0.02) |
| Net Asset Value, at End of Year/Period | $ 11.07 | $ 10.63 | $ 10.30 |
| Total Return ** | 6.99% (b) | 4.11% | 3.25% (b) |
| Ratios/Supplemental Data: | | | |
| Net Assets at End of Year/Period (Thousands) | $ 36,982 | $ 38,171 | $ 74,054 |
| Before Waivers | | | |
| Ratio of Expenses to Average Net Assets (d) (f) (h) | 2.20% (a) | 2.27% | 1.82% (a) |
| Ratio of Net Investment Income (Loss) to Average Net Assets (g) | (0.89)% (a) | (0.79)% | 0.40% (a) |
| After Waivers and Reimbursements | | | |
| Ratio of Expenses to Average Net Assets (e) (f) (h) | 1.95% (a) | 1.88% | 1.75% (a) |
| Ratio of Net Investment Income (Loss) to Average Net Assets (g) | (0.64)% (a) | (0.40)% | 0.47% (a) |
| Portfolio Turnover | 152.02% (b) | 1308.86% | 911.79% (b) |

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+  Amount calculated is less than $0.005.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.20%, 2.26% and 1.82% for year/period ended 2021, 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest expense of 0.00%, 0.01% and 0.00%) was 1.95%, 1.87% and 1.75% for year/period ended 2021, 2020 and 2019, respectively.

(f) Expenses include 0.15%, 0.15% and 0.04% of administrative fees which were voluntarily waived by the administrator for the year/period ended June 30, 2021, December 31, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

| | (Unaudited) Six Months Ended 6/30/2021 | Year Ended 12/31/2020 | For the Period Ended (c) 12/31/2019 |
|---|---|---|---|
| Net Asset Value at Beginning of Year/Period | $ 10.55 | $ 10.35 | $ 10.00 |
| Income (Loss) From Investment Operations: | | | |
| Net Investment Income (Loss) * (g) | (0.07) | (0.11) | 0.02 |
| Net Gain on Securities (Realized and Unrealized) | 0.90 | 0.80 | 0.34 |
| Total from Investment Operations | 0.83 | 0.69 | 0.36 |
| Distributions: | | | |
| Net Investment Income | - | - + | (0.01) |
| Realized Gains | - | (0.49) | - |
| Total from Distributions | - | (0.49) | (0.01) |
| Net Asset Value, at End of Year/Period | $ 11.38 | $ 10.55 | $ 10.35 |
| Total Return ** | 7.87% (b) | 6.73% | 3.62% (b) |
| Ratios/Supplemental Data: | | | |
| Net Assets at End of Year/Period (Thousands) | $ 1 | $ 4 | $ 31 |
| Before Waivers and Recouments | | | |
| Ratio of Expenses to Average Net Assets (d) (f) (h) | 2.24% (a) | 2.29% | 4.55% (a) |
| Ratio of Net Investment Loss to Average Net Assets (g) | (1.28)% (a) | (1.30)% | (2.24)% (a) |
| After Waivers, Reimbursements and Recouments | | | |
| Ratio of Expenses to Average Net Assets (e) (f) (h) | 2.20% (a) | 2.08% | 2.00% (a) |
| Ratio of Net Investment Income (Loss) to Average Net Assets (g) | (1.25)% (a) | (1.09)% | 0.31% (a) |
| Portfolio Turnover | 157.56% (b) | 1548.86% | 929.77% (b) |

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+  Amount calculated is less than $0.005.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.24, 2.28% and 4.55% for year/period ended 2021, 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest expense of 0.00%, 0.01% and 0.00%) was 2.20%, 2.07% and 2.00% for year/period ended 2021, 2020 and 2019, respectively.

(f) Expenses include 0.15%, 0.15% and 0.04% of administrative fees which were voluntarily waived by the administrator for the year/period ended June 30, 2021, December 31, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year/period.

| | (Unaudited) Six Months Ended 6/30/2021 | Year Ended 12/31/2020 | For the Period Ended (c) 12/31/2019 |
|---|---|---|---|
| Net Asset Value at Beginning of Year/Period | $ 10.69 | $ 10.37 | $ 10.00 |
| Income (Loss) From Investment Operations: | | | |
| Net Investment Income (Loss) * (g) | (0.05) | (0.05) | 0.02 |
| Net Gain on Securities (Realized and Unrealized) | 0.89 | 0.86 | 0.36 |
| Total from Investment Operations | 0.84 | 0.81 | 0.38 |
| Distributions: | | | |
| Net Investment Income | - | - + | (0.01) |
| Realized Gains | - | (0.49) | - |
| Total from Distributions | - | (0.49) | (0.01) |
| Net Asset Value, at End of Year/Period | $ 11.53 | $ 10.69 | $ 10.37 |
| Total Return ** | 7.86% | 7.87% (b) | 3.83% (b) |
| Ratios/Supplemental Data: | | | |
| Net Assets at End of Year/Period (Thousands) | $ 60,762 | $ 50,372 | $ 55,952 |
| Before Waivers and Recoupments | | | |
| Ratio of Expenses to Average Net Assets (d) (f) (h) | 2.10% | 2.18% | 1.87% (a) |
| Ratio of Net Investment Income (Loss) to Average Net Assets (g) | (1.06)% | (0.82)% | 0.19% (a) |
| After Waivers, Reimbursements and Recoupments | | | |
| Ratio of Expenses to Average Net Assets (e) (f) (h) | 1.95% | 1.89% | 1.76% (a) |
| Ratio of Net Investment Income (Loss) to Average Net Assets (g) | (0.91)% | (0.54)% | 0.30% (a) |
| Portfolio Turnover | 157.56% | 1548.86% | 929.77% (b) |

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+  Amount calculated is less than $0.005.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest and dividend expense of 0.00%, 0.01% and 0.01%) was 2.10%, 2.17% and 1.86% for year/period ended 2021, 2020 and 2019, respectively.

(e) Expenses after reimbursements (excluding interest and dividend expense of 0.00%, 0.01% and 0.01%) was 1.95%, 1.88% and 1.75% for year/period ended 2021, 2020 and 2019, respectively.

(f) Expenses include 0.15%, 0.15% and 0.03% of administrative fees which were voluntarily waived by the administrator for the year/period ended June 30, 2021, December 31, 2020 and 2019, respectively.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2021 (UNAUDITED)

1.  ORGANIZATION

The Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Collaborative Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds, along with additional funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Funds commenced investment operations on June 10, 2019. The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-advisers to the Funds are Anchor Capital Management Group, Inc., Exceed Advisory LLC, Tuttle Capital Management, LLC, and Synergy Financial Management, LLC.  Each Fund offers two classes of shares: Class A shares and Class I shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds.

The primary investment objective of each of the Funds is as follows: Tactical Conservative Allocation Fund – seeks to provide capital appreciation with a secondary objective of capital preservation; Tactical Moderate Allocation Fund - seeks to provide capital appreciation; Tactical Growth Allocation Fund - seeks to provide capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the appropriate country’s rules and tax rates.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019) or expected to be taken on each Fund’s 2020 tax returns. The Funds identify their major tax jurisdiction as U.S. federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2021, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

OPTIONS: The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if a Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.  A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio and to generate income or gain for a Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments. See Note 7 for additional disclosures related to derivative instruments.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of each Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: Each Fund’s NAV is calculated once daily for each class of shares, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses. The total net assets for each class, are divided by the total number of shares outstanding for each class, to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (put and call options) – Under normal circumstances, options are valued at the closing bid and ask quotations on the valuation date. On days when the closing market quotations are not considered to be reflective of fair value, options will be valued at the average of the bid and ask quotations on the valuation date. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Fixed income securities (corporate bonds) – The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. government obligations – U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of June 30, 2021, by major security type:

Tactical Conservative Allocation Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 2,329,290	$ -	$ -	$ 2,329,290
Exchange Traded Funds	20,771,854	-	-	20,771,854
Real Estate Investment Trust	80,231			80,231
Purchased Options	570,305	-	-	570,305
Money Market Fund	1,261,803	-	-	1,261,803
Total	$ 25,013,483	$ -	$ -	$ 25,013,483
	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (373,290)	$ -	$ -	$ (373,290)
Total	$ (373,290)	$ -	$ -	$ (373,290)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Tactical Moderate Allocation Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$ 6,273,129	$ -	$ -	$ 6,273,129
Corporate Bonds *	-	604,219	-	604,219
Exchange Traded Funds	27,382,431	-	-	27,382,431
Real Estate Investment Trust	243,666			243,666
Purchased Options	998,537	-	-	998,537
Money Market Fund	1,988,190	-	-	1,988,190
Total	$ 36,885,953	$ 604,219	$ -	$ 37,490,172
	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (525,060)	$ -	$ -	$ (525,060)
Total	$ (525,060)	$ -	$ -	$ (525,060)

Tactical Growth Allocation Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$ 13,371,320	$ -	$ -	$ 13,371,320
Corporate Bonds *	-	505,505	-	505,505
Exchange Traded Funds	38,762,313	-	-	38,762,313
Real Estate Investment Trusts	829,955			829,955
Purchased Options	1,514,409	-	-	1,514,409
Money Market Fund	6,266,882	-	-	6,266,882
Total	$ 60,744,879	$ 505,505	$ -	$ 61,250,384
	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (578,928)	$ -	$ -	$ (578,928)
Total	$ (578,928)	$ -	$ -	$ (578,928)

During the six months ended June 30, 2021, there were no transfers between Level 3 in the Funds. The Funds did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund. The Adviser delegates day-to-day management of the Funds assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each sub-adviser.

The Agreement continues for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

Prior to May 1, 2020, the Adviser contractually agreed to reduce its fees and to reimburse expenses to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00% of the average daily net assets attributable to the Class A shares and 1.75% for the Class I shares.  As of May 1, 2020, the Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.20% of the average daily net assets attributable to the Class A shares and 1.95% for the Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

For the six months ended June 30, 2021, the Adviser earned $182,078 in advisory fees from the Tactical Conservative Allocation Fund.  During the same period, the Adviser waived fees of $33,430.  As of June 30, 2021, the Tactical Conservative Allocation Fund owed the Adviser $19,639.

For the six months ended June 30, 2021, the Adviser earned $242,714 in advisory fees from the Tactical Moderate Allocation Fund.  During the same period, the Adviser waived fees of $19,178. As of June 30, 2021, the Tactical Moderate Allocation Fund owed the Adviser $36,668.

For six months ended June 30, 2021, the Adviser earned $345,557 in advisory fees from the Tactical Growth Allocation Fund.  During the same period, the Adviser waived fees of $6,010 and recouped $5,968. As of June 30, 2021, the Tactical Growth Allocation Fund owed the Adviser $62,616.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser as follows:

	Tactical Conservative Allocation Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Recoverable Through	Amount Recoverable	Amount Recoverable	Amount Recoverable
December 31, 2022	$ 4,147	$ 12,615	$ 23,870
December 31, 2023	$ 90,908	$ 107,059	$ 65,684

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an Administration and Compliance Agreement with Collaborative Fund Services, LLC (“CFS”). CFS serves as the Funds’ Administrator and provides compliance services to the Funds.  CFS is paid an annual fee of 0.35% of the Funds’ average daily net assets.  Greg Skidmore is the President of CFS, and is also an Interested Trustee. CFS contracted with Empirical Administration, LLC (“Empirical”) to assist with Fund administration and compliance services. Brandon Pokersnik is the owner/President of Empirical, and also an employee of MSS, the Funds’ transfer agent. Mr. Pokersnik also serves as an officer of the Trust.

For the six months ended June 30, 2021, CFS earned $48,932 for administration services from the Tactical Conservative Allocation Fund. As of June 30, 2021, the Tactical Conservative Allocation Fund owed CFS $4,058. For the six months ended June 30, 2021, CFS voluntary waived $20,920 of fees earned.

For the six months ended June 30, 2021, CFS earned $65,329 for administration services from the Tactical Moderate Allocation Fund. As of June 30, 2021, the Tactical Moderate Allocation Fund owed CFS $6,104. For the six months ended June 30, 2021, CFS voluntary waived $27,988 of fees earned.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

For the six months ended June 30, 2021, CFS earned $93,121 for administration services from the Tactical Growth Allocation Fund. As of June 30, 2021, the Tactical Growth Allocation Fund owed CFS $9,633. For the six months ended June 30, 2021, CFS voluntary waived $39,958 of fees earned.

TRANSFER AGENT AND FUND ACCOUNTANT: Brandon Pokersnik, the Funds’ CCO and Secretary is an employee of MSS, the Funds’ transfer agent and fund accountant.  MSS receives an annual fee from the Funds of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Funds based on the average net assets of each Fund.

5.  DISTRIBUTION (12B-1) PLAN AND SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares with Arbor Court Capital, LLC (“Arbor Court”). Pursuant to the Distribution Plan, each Fund compensates the Arbor Court for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares.  The Distribution Plan provides that a Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant.  For the six months ended June 30, 2021, the Funds accrued $34, $2, and $4 for Class A of Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund, respectively. The Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund owed Arbor Court $32, $38, and $29, respectively, at June 30, 2021 for Distribution fees.

Shareholder servicing fees may be in addition to the Rule 12b-1 fees and any sales charges. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs.

6.  INVESTMENT TRANSACTIONS

Tactical Conservative Allocation Fund

For the six months ended June 30, 2021, purchases and sales of investment securities other than U.S. Government obligations, corporate bonds, short-term investments and derivatives for the Tactical Conservative Allocation Fund aggregated $52,554,235 and $55,233,268, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively. Purchases and sales of corporate bonds aggregated $0 and $1,922,000. Purchases and sales of options purchased aggregated $993,471 and $1,654,161. Purchases and sales of options written aggregated $837,005 and $875,351.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Tactical Moderate Allocation Fund

For the six months ended June 30, 2021, purchases and sales of investment securities other than U.S. Government obligations, corporate bonds, short-term investments and derivatives for the Tactical Moderate Allocation Fund aggregated $54,286,795 and $48,961,941, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively. Purchases and sales of corporate bonds aggregated $0 and $3,345,000, respectively. Purchases and sales of options purchased aggregated $1,373,490 and $2,586,540. Purchases and sales of options written aggregated $1,127,198 and $1,205,332.

Tactical Growth Allocation Fund

For the six months ended June 30, 2021, purchases and sales of investment securities other than U.S. Government obligations, corporate bonds, short-term investments and derivatives for the Tactical Growth Allocation Fund aggregated $85,804,763 and $72,602,765, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively. Purchases and sales of corporate bonds aggregated $0 and $2,150,000, respectively. Purchases and sales of options purchased aggregated $1,498,744 and $2,901,515. Purchases and sales of options written aggregated $1,247,928 and $1,307,709.

7.  DERIVATIVE TRANSACTIONS

The Tactical Conservative Allocation Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the six months ended June 30, 2021.

Average notional value of:

Purchased Options

$  12,285,100

Written Options

$(16,974,200)

The Tactical Moderate Allocation Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the six months ended June 30, 2021.

Average notional value of:

Purchased Options

$   18,110,450

Written Options

$ (25,129,800)

The Tactical Growth Allocation Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the six months ended June 30, 2021.

Average notional value of:

Purchased Options

$   24,111,800

Written Options

$ (32,494,150)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

As of June 30, 2021, the following financial derivative instruments are included in Investment in Securities at Value (assets) and Written Options at Value (liabilities) in the Statement of Assets and Liabilities:

Tactical Conservative Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$ 500,070
Put Options Purchased	70,235
Total Assets	$ 570,305

Liabilities	Equity Index Contracts
Call Options Written	$ (231,295)
Put Options Written	(141,995)
Total Liabilities	$ (373,290)

Tactical Moderate Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$ 936,217
Put Options Purchased	62,320
Total Assets	$ 998,537

Liabilities	Equity Index Contracts
Call Options Written	$ (240,217)
Put Options Written	(284,843)
Total Liabilities	$ (525,060)
Tactical Growth Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$ 1,460,204
Put Options Purchased	54,205
Total Assets	$ 1,514,409

Liabilities	Equity Index Contracts
Call Options Written	$ (239,303)
Put Options Written	(339,625)
Total Liabilities	$ (578,928)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

For the six months ended June 30, 2021, financial derivative instruments had the following effect on the Statement of Operations:

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain

Tactical Conservative Allocation Fund
Options Written	Net Realized Gain on Options Written	$371,905	Net Change in Unrealized Appreciation (Depreciation) on Options Written	$(221,485)
Options Purchased	Net Realized Gain on Investments in Securities	$345,341	Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	$(202,839)

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain

Tactical Moderate Allocation Fund
Options Written	Net Realized Gain on Options Written	$347,581	Net Change in Unrealized Appreciation (Depreciation) on Options Written	$ 2,095
Options Purchased	Net Realized Gain on Investments in Securities	$980,287	Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	$(304,990)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain

Tactical Growth Allocation Fund
Options Written	Net Realized Gain on Options Written	$511,334	Net Change in Unrealized Appreciation (Depreciation) on Options Written	$(7,061)
Options Purchased	Net Realized Gain on Investments in Securities	$977,596	Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	$(122,989)

The selling of written call options may tend to reduce the volatility of a Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit a Fund’s gain on the underlying securities.  Written call options expose a Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) a Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of a Fund, and may also subject a Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within a Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to each Fund since they are exchange traded.

8.  CAPITAL SHARE TRANSACTIONS

At June 30, 2021, there were unlimited shares authorized at no par value for the Funds. Transactions in capital for the six months ended June 30, 2021, and year ended December 31, 2020 were as follows:

Tactical Conservative Allocation Fund
Institutional Class	January 1, 2021 through June 30, 2021		January 1, 2020 through December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	210,128	$ 2,260,542	1,784,771	$ 17,377,982
Shares Reinvested	62,248	647,378	31,097	328,701
Shares Redeemed	(991,422)	(10,653,157)	(2,943,490)	(29,535,926)
Net Decrease	(719,046)	$ (7,745,237)	(1,127,622)	$(11,829,243)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Tactical Conservative Allocation Fund
Class A	January 1, 2021 through June 30, 2021		January 1, 2020 through December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	-	$ -	833	$ 8,706
Shares Reinvested	58	605	27	281
Shares Redeemed	(49)	(517)	(1,220)	(12,750)
Net Increase/(Decrease)	9	$ 88	(360)	$ (3,763)

Shares

AmountShares Sold436,452$  4,709,5911,534,715$  14,932,812Shares Reinvested94,400981,761

30,884328,298Shares Redeemed

(778,695)(8,454,431)(5,168,444)(50,480,349)  Net Decrease  (247,843)$(2,763,592)  (3,602,845)$(35,219,239)

Tactical Moderate Allocation Fund
Institutional Class	January 1, 2021 through June 30, 2021		January 1, 2020 through December 31, 2020
	Shares	Amount

Tactical Moderate Allocation Fund
Class A	January 1, 2021 through June 30, 2021		January 1, 2020 through December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	-	$ -	408	$ 4,214
Shares Reinvested	2	29	1	14
Shares Redeemed	(51)	(542)	(3,616)	(37,669)
Net Decrease	(49)	$ (513)	(3,207)	$ (33,441)

Shares

AmountShares Sold1,249,591$ 13,926,5732,362,454$ 23,733,523Shares Reinvested--

211,4422,258,198Shares Redeemed

(694,597)(7,715,491)(3,258,700)(32,594,458)  Net Increase/(Decrease)554,994$   6,211,082  (684,804)$ (6,602,737)

Tactical Growth Allocation Fund
Institutional Class	January 1, 2021 through June 30, 2021		January 1, 2020 through December 31, 2020
	Shares	Amount

Tactical Growth Allocation Fund
Class A	January 1, 2021 through June 30, 2021		January 1, 2020 through December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	219	$ 2,419	3,428	$ 35,643
Shares Reinvested	-	-	15	158
Shares Redeemed	(448)	(4,945)	(6,108)	(64,257)
Net Decrease	(229)	$ (2,529)	(2,665)	$ (28,456)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.  TAX MATTERS

Tactical Conservative Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2021 is $23,123,897. As of June 30, 2021, the gross unrealized appreciation on a tax basis totaled $2,113,241 and the gross unrealized depreciation totaled $167,006 for a net unrealized appreciation of $1,946,235.

Tactical Moderate Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2021 is $34,990,576. As of June 30, 2021, the gross unrealized appreciation on a tax basis totaled $2,908,131 and the gross unrealized depreciation totaled $218,188 for a net unrealized appreciation of $2,689,943.

Tactical Growth Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2021 is $56,420,887. As of June 30, 2021, the gross unrealized appreciation on a tax basis totaled $5,451,261 and the gross unrealized depreciation totaled $343,107 for a net unrealized appreciation of $5,108,154.

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes.

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2020, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Tactical Conservative Allocation Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Accumulated undistributed ordinary income (loss)	$ 1,121,655	$ 981,833	$ 1,407,371
Accumulated undistributed capital gain (loss)	76,958	-	4,051
Capital loss carryforward	-	(321,758)	-
Other accumulated losses	(1,282,080)	(1,430,317)	(2,190,632)
Unrealized appreciation (depreciation)	2,234,395	2,660,545	3,647,817
Total Distributable Earnings/(Deficit)	$ 2,150,928	$ 1,890,303	$ 2,868,607

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

For the year ended December 31, 2020, the cumulative deferred losses on straddles were $1,282,080 for the Tactical Conservative Allocation Fund. For the year ended December 31, 2020, the cumulative deferred losses on straddles were $1,430,317 for the Tactical Moderate Allocation Fund. For the year ended December 31, 2020, the cumulative deferred losses on straddles were $2,190,632 for the Tactical Growth Allocation Fund.

As of December 31, 2020, the Tactical Moderate Allocation Fund has a $321,758 non-expiring short-term capital loss carryforward which can be used to offset capital gains in future years.

For the six months ended June 30, 2021, the Tactical Conservative Allocation Fund paid a short-term capital gain distribution of $647,983.

For the year ended December 31, 2020, the Tactical Conservative Allocation Fund paid an ordinary income distribution of $328,982.

For the six months ended June 30, 2021, the Tactical Moderate Allocation Fund paid a short-term capital gain distribution of $981,833.

For the year ended December 31, 2020, the Tactical Moderate Allocation Fund paid an ordinary income distribution of $328,327.

For the six months ended June 30, 2021, the Tactical Growth Allocation Fund did not pay a distribution.

For the year ended December 31, 2020, the Tactical Growth Allocation Fund paid an ordinary income distribution of $2,253,292 and a long-term capital gain distribution of $5,064.

11.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2021, TD Ameritrade, Inc. held approximately 91% of the voting securities of the Tactical Conservative Allocation Fund, 89% of the voting securities of the Tactical Moderate Allocation Fund, and 95% of the voting securities of the Tactical Growth Allocation Fund and may be deemed to control the Funds.

12.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has concluded these changes do not have a material impact on the Funds’ financial statements and disclosures.

13.  MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

14.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no other events requiring disclosure or recognition.

TACTICAL FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six month period, January 1, 2021 through June 30, 2021.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TACTICAL FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Tactical Conservative Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,051.27	$11.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.88	$10.99

* Expenses are equal to the Fund's annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tactical Conservative Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,052.88	$9.93
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$9.74

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period).

Tactical Moderate Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,066.57	$11.27
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.88	$10.99

* Expenses are equal to the Fund's annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TACTICAL FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Tactical Moderate Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,069.89	$10.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$9.74

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,078.67	$11.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.88	$10.99

* Expenses are equal to the Fund's annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,078.58	$10.05
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$9.74

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TACTICAL FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2021 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-800-869-1679, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-800-869-1679.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request by calling 1-800-869-1679 or referring to the SEC's web site at www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

ADVISORY RENEWAL AGREEMENT

Consideration and Approval of the Renewal of the Advisory Agreement with Tactical Fund Advisors, LLC on behalf of Tactical Growth Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Conservative Allocation Fund

Nature, Extent and Quality of Service. The Board noted that TFA was recently formed and registered with the SEC as an investment adviser with over $1 billion in assets under management. The Board reviewed background information on key personnel responsible for servicing the Funds taking into consideration their financial industry experience. They noted that TFA recently hired Kevin Hetzer as Director of Operations replacing Kirk Horter after his retirement. The Board discussed Mr. Hetzer’s experience as assistant director of operations at the adviser working closely with Mr. Horter before his departure. They noted that the adviser engaged in periodic meetings with each sub-adviser to the Funds to discuss the performance of each Fund, as well as to assess each sub-adviser’s compliance with the applicable Fund’s investment strategy as stated in the prospectus. The Trustees considered that the adviser uses checklists to monitor each Fund’s compliance with its investment limitations. The Trustees concluded that TFA was well positioned to continue to provide quality services to the Funds.

Performance.

Tactical Conservative Allocation Fund

The Trustees discussed the Fund’s objective and its strategy, noting that the Fund seeks to provide capital appreciation. They considered the performance of the Fund, commenting that it outperformed the peer group average, Morningstar category average and the benchmark over the since inception period. They also considered that the Fund outperformed the Morningstar category average over the 1-year period, but underperformed the peer group average and the benchmark over the same period. The Trustees considered the adviser’s explanation that underperformance was due to one sub-adviser’s underperformance, noting that a new sub-adviser, Heritage Capital Advisors, was being added to manage the Fund.

Tactical Moderate Allocation Fund

The Trustees discussed the Fund’s objective and its strategy, noting that the Fund seeks to provide capital appreciation. The Trustees discussed the performance of the Fund, noting that it outperformed the peer group average, Morningstar category average, and the benchmark over the 1-year and since inception periods. The Trustees concluded that the returns were reasonable given the Fund’s objective.

Tactical Growth Allocation Fund

The Trustees discussed the Fund’s objective and its strategy, noting that the Fund seeks to provide capital appreciation to its shareholders. The Trustees reviewed the Fund’s performance, acknowledging that the Fund outperformed the peer group average,

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Morningstar category average, and the benchmark over the 1-year and since inception periods. The Trustees agreed that the adviser had provided reasonable, positive returns to the Fund’s shareholders.

Fees and Expenses.  The Board noted that the advisory fee for each Fund was 1.30%, which was within the range of the independently selected peer group and the multi-alternative category. They acknowledged that each Fund’s net expense ratio of 1.87% was lower than each independently selected peer group average and higher than the category average. The Trustees considered the size of the Funds in comparison to the peer group and agreed that the advisory fee and expense ratio were not unreasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by TFA. The Trustees noted that with respect to each Fund, the adviser realized a profit in connection with its relationship with each Fund. They reasoned that such profits were reasonable in terms of both actual dollars and percentage of revenue given the complexity of each Fund’s investment strategy and the costs and risks of launching and advising mutual funds. The Trustee’s concluded that the adviser’s profits were not excessive.

Economies of Scale.  The Trustees considered whether the adviser achieved economies of scale with respect to the Funds. They Trustees agreed that meaningful economies of scale had not been reached. They noted the adviser’s position on reducing the advisory fee and agreed to continue to monitor each Fund’s asset levels and revisit the matter as the Funds continue to grow.

Conclusion.  Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that renewal of the Advisory Agreement was in the best interests the shareholders of the Funds.

Consideration and Approval of the Renewal of the Sub-Advisory Agreement with Synergy Financial Management, Inc. on behalf of Tactical Growth Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Conservative Allocation Fund

Nature, Extent and Quality of Service. The Trustees noted that Synergy was founded in 2001 and currently managed approximately $477 million in assets. The Trustees reviewed the background information of the key personnel responsible for sub-advising the Funds and discussed their qualifications and experience. They discussed the addition of Mr. Ron Thompson as Chief Compliance Officer to the sub-adviser, noting his prior experience in compliance. They noted that Synergy’s investment process incorporated both long-term and near-term views and the application of a multi-filtered method to trading analysis. The Trustees noted that the sub-adviser monitors compliance with the Fund’s investment limitations through the use of outside compliance consultants, an automated compliance calendar and checklists. The Trustees considered that broker dealer selection had been delegated to Synergy and that it used various factors to determine broker quality. The Trustees acknowledged that Synergy had applied for and

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

received a loan under the Coronavirus Aid, Relief and Economic Security Act’s Paycheck Protection Program (PPP Loan). The Board noted the adviser expressed its satisfaction with the sub-adviser’s service. The Board also noted that Synergy possessed sufficient resources to execute complex investment strategies. The Board concluded that Synergy had provided high quality service to the adviser, the Funds and their shareholders.

Performance. The Trustees considered the overall positive performance of the Funds, noting that Synergy was one of the four sub-advisers, each responsible for managing different strategies within each of the Tactical Funds. The Trustees considered Synergy’s assertion that its strategic move to cash contributed to each Fund’s positive performance. After further discussion, the Trustees concluded that Synergy had delivered good returns for investors and should be retained.

Fees and Expenses. The Trustees reviewed the sub-advisory fee noting the Synergy receives a sub-advisory fee of 0.30%. They noted the sub-advisory fee was materially lower than the fee charged by the sub-adviser to other clients and identical to the fee charged by the other sub-advisers to the Funds. The Trustees concluded that the sub-advisory fee was reasonable given the extensive firm resources used in the management and execution of each Fund’s strategy.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser and considered whether it earned a fair entrepreneurial profit in connection with its relationship with each Fund. They noted the sub-adviser earned a profit in connection with the management of each Fund, but that such profit was not excessive.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund, but agreed that economies of scale, with respect to the overall Fund fees and expenses, is a Fund level issue and should be considered with respect to the Fund’s overall advisory agreement and fee.

Conclusion. Having requested and received such information from Synergy as the Board believed to be reasonably necessary to evaluate the terms of the investment sub-advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the sub-advisory agreement was in the best interests of each Fund and its shareholders.

Consideration and Approval of the Renewal of the Sub-Advisory Agreement with Exceed Advisory, LLC on behalf of Tactical Growth Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Conservative Allocation Fund

Nature, Extent and Quality of Service. The Board noted that Exceed was formed in 2013 and managed $107 million in assets. They also noted that the sub-adviser offered investors’ a unique strategy that incorporated the use of options to limit potential volatility in fixed income markets.  They discussed the addition of Ms. Powell as Chief Compliance Officer to the sub-adviser, noting that she previously offered compliance

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

consulting to the firm and has over 20 years of compliance experience. The Board discussed Exceed’s approach to risk management, noting that the firm has developed internal controls to monitor compliance of its allocated portion of each Fund’s assets on a daily basis. The Trustee’s noted that the firm is continuing to operate under its business continuity plan without any issues to report. The Board concluded that Exceed had provided high quality service to the adviser, the Funds and their shareholders.

Performance. The Trustees considered the overall positive performance of the Funds, noting that Exceed was one of the four sub-advisers, each responsible for managing different strategies within each of the Tactical Funds. The Trustees considered Exceed’s assertion that its use of a defined hedge and ability to reposition the such hedges contributed to each Fund’s positive performance. After further discussion, the Trustees concluded that Exceed had delivered good returns for investors and should be retained.

Fees and Expenses. The Trustees reviewed the sub-advisory fee noting the Exceed receives a sub-advisory fee of 0.30%. They noted the sub-advisory fee was materially lower than the fee charged for similar strategies. The Trustees concluded that the sub-advisory fee was reasonable given the extensive firm resources used in the management and execution of each Fund’s strategy.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser, and considered whether it earned a fair entrepreneurial profit in connection with its relationship with the Funds. They noted the sub-adviser in connection with its sub-advisory services provided to the Funds during the prior year was not profitable. The Trustees concluded that the sub-adviser’s profitability was reasonable both in terms of actual dollars as well as percentage of revenue.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund, but agreed that economies of scale, with respect to the overall Fund fees and expenses, is a Fund level issue and should be considered with respect to the Fund’s overall advisory agreement and fee.

Conclusion. Having requested and received such information from Exceed as the Board believed to be reasonably necessary to evaluate the terms of the investment sub-advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the sub-advisory agreement was in the best interests of each Fund and its shareholders.

Consideration and Approval of the Renewal of the Sub-Advisory Agreement with Tuttle Tactical Management, LLC on behalf of Tactical Growth Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Conservative Allocation Fund

Nature, Extent and Quality of Service. The Board noted that Tuttle was formed in 2013 and currently managed $192 million in assets. They discussed Tuttle’s use of trend aggregation to rotate investments among a number of fixed income and non-traditional income ETFs including REITs and MLPs. They also noted that the Tuttle uses

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

quantitative models and an outside auditor to mitigate risks associated with the Funds’ investment strategies. The Board reviewed the backgrounds and experience of the Tuttle’s key investment personnel, acknowledging their financial experience. They expressed their satisfaction with the use of an order management system programmed with investment restrictions and limitations to monitor compliance with each Fund’s investment limitations. The Trustees stated their appreciation of Tuttle’s use of technology in executing the Funds’ investment programs. They discussed Tuttle’s receipt of a PPP loan, and concluded that Tuttle provided quality service to the adviser, the Funds and their shareholders, and should continue to do so.

Performance. The Trustees considered the overall positive performance of the Funds, noting that Tuttle was one of the four sub-advisers, each responsible for managing different strategies within each of the Tactical Funds. The considered the adviser’s assertion that the Funds’ underperformed the peer group due to the Funds defensive positioning as a result of market volatility related to COVID-19.

Fees and Expenses. The Trustees reviewed the sub-advisory fee of 0.30%, noting that the sub-adviser receives a portion of the Fund’s overall advisory fee. The Board compared the sub-advisory fee to the sub-advisory fees for Tuttle’s other mutual funds and noted that the sub-advisory fees were substantially lower. After further discussion, the Board concluded the sub-adviser fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser and considered whether it earned a fair entrepreneurial profit in connection with its relationship with the Fund. They noted the sub-adviser earned a profit during the prior year but agreed that the amount of profit was small in terms of actual dollars and not unreasonable in terms of percentage of revenue. The Trustees concluded that the sub-adviser’s profit was reasonable and not excessive.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund, but agreed that economies of scale, with respect to the overall Fund fees and expenses, is a Fund level issue and should be considered with respect to the Fund’s overall advisory agreement and fee.

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the sub-advisory agreement was in the best interests of each Fund and its shareholders.

Consideration and Approval of the Renewal of the Sub-Advisory Agreement with Anchor Capital Management Group Inc. (“Anchor”) on behalf of Tactical Growth Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Conservative Allocation Fund

Nature, Extent and Quality of Service. The Board noted that Anchor was founded in 1996 and had $431 million in assets under management. They reviewed the professional background and experience of key personnel servicing the Funds. They discussed the

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

adviser’s use of proprietary investment models to make investment decisions for the Funds. They acknowledged that such models are used to position the Funds either long, short, or hedged. They indicated their satisfaction with Anchor’s daily reconciliation of portfolio holdings with fund accountants and the custodial banks to ensure compliance with each Fund’s investment limitations. They considered the CCO’s use of a quarterly compliance review checklist to report any violations and trading errors. They noted that there have been no material compliance issues since the Board last approved the sub-advisory agreement. The Trustees discussed the factors used by Anchor with respect to the selection of broker dealers. Based on their review, the Trustees concluded that, overall, the nature, extent and quality of services provided to the Fund by Anchor, were satisfactory.

Performance. The Trustees considered the overall positive performance of the Funds, noting that Anchor was one of the four sub-advisers, each responsible for managing different strategies within each of the Funds. They discussed Anchor’s assertion that the Conservative Fund underperformed the benchmark and peer group average over the 1-year period due to market volatility caused by COVID-19.

Fees and Expenses. The Board reviewed the sub-advisory fee of 0.30% for each of the Funds. They agreed that the sub-advisory fee was equal to the other sub-advisers and proportionate with the amount of assets that each sub-adviser would manage. After further discussion, the Board concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees considered the profitability analysis provided by the Anchor.  They agreed that although Anchor realized a profit in connection with its relationship with the Fund its profitability was not unreasonable given the resources and skill necessary to manage the Funds and that excessive profitability was not a concern at this time.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund, but agreed that economies of scale, with respect to the overall Fund fees and expenses, is a Fund level issue and should be considered with respect to each Fund’s overall advisory agreement and fee.

Conclusion. Having requested and received such information from Anchor as the Board believed to be reasonably necessary to evaluate the terms of the investment sub-advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the sub-advisory agreement was in the best interests of each Fund and its shareholders.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (CONTINUED)

COLLABORATIVE INVESTMENT SERIES TRUST

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

This  Page  Was Left Blank Intentionally

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Anchor Capital Management Group, Inc.

Exceed Advisory, LLC

Tuttle Tactical Management, LLC

Synergy Financial Management, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Fund Administrator

Collaborative Fund Services, LLC

This report is provided for the general information of Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: September 2, 2021

By /s/ Adam Snitkoff

     Adam Snitkoff

     Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

Date: September 2, 2021